UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2019

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley
Global Fixed Income
Opportunities Fund

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	9
Expense Example	10
Portfolio of Investments	12
Statement of Assets and Liabilities	40
Statement of Operations	42
Statements of Changes in Net Assets	44
Notes to Financial Statements	45
Financial Highlights	67
Privacy Notice	73

Welcome Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2019

Total Return for the 6 Months Ended April 30, 2019
Class A	Class L	Class I	Class C	Class IS	Class IR
4.04%	3.72%	4.14%	3.68%	4.18%	4.17%
Bloomberg Barclays Global Aggregate (Hedged USD) Index[1]	Global Fixed Income Opportunities Blend Index[2]	Lipper Global Income Funds Index[3]
5.05%	5.05%	4.26%

The performance of Morgan Stanley Global Fixed Income Opportunities Fund's (the "Fund") six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Markets experienced a relief rally in the reporting period as headwinds subsided and 10-year U.S. Treasury yields fell to 2.50% at the end of April 2019 from 3.14% at the end of October 2018.(i) Risk assets across fixed income and equity markets rallied in this period with credit spreads tightening and yields falling. While the headwinds may have dissipated, they neither disappeared nor turned into tailwinds. The market was not pricing in a recession in the near future, but the outlook for global growth continued to darken due to the risks arising from trade disputes emanating from the U.S. and the previous tightening of global financial conditions driven in part by the U.S. Federal Reserve's (Fed) rate hikes. The Fed is now perceived to be on hold with regard to rate hikes, and the market began to price in rate cuts to offset weakness in global growth, which could extend the business cycle.

Performance Analysis

All share classes of the Fund underperformed the Bloomberg Barclays Global Aggregate (Hedged USD) Index (the "Index"), the Global Fixed Income Opportunities Blend Index and the Lipper Global Income Funds Index for the six months ended April 30, 2019, assuming no deduction of applicable sales charges.

Relative to the Index, the Fund's underperformance was driven by an underweight duration position, which was disadvantageous as interest rates declined over the six-month period. On an absolute return basis, the Fund benefited from both macro and sector spread (non-government bond positioning) decisions. Within macro decisions, U.S. dollar interest rate exposure was beneficial, as was exposure to peripheral European debt, Australia and selected emerging market (EM) interest rates (Mexico, South Africa, Brazil, Peru, Egypt and Indonesia). Conversely, EM currency exposure in Argentina, Mexico, Chile and Hungary detracted from performance.

Within non-government bonds, exposure to corporate debt across both the high yield and investment grade segments contributed to performance, as did exposure to bank loans and convertible debt. Securitized debt exposure was also beneficial to absolute performance, especially non-agency residential mortgage-backed securities. Conversely, derivative exposure to swap spread wideners and credit default swaps detracted from performance in the period.

(i)  Source: Bloomberg L.P. Data as of April 30, 2019.

Data releases, policy adjustments and policy pronouncements all point in the direction of continuity: economic recovery, stable/low inflation and stable-to-easy monetary policy. The biggest challenge to continued good performance of corporate and securitized credit and emerging market debt is valuation. The markets cannot keep rallying at the pace we have seen so far in 2019. Our strategy has been to look for opportunities to reduce exposures where we think assets have become fully valued and rotate into markets/sectors/companies where we believe there is still upside potential. For example, in countries like Australia and New Zealand, we believe there is still a reasonable probability the respective central banks will cut rates this year. This is in contrast to the situation in the U.S., Canada and even the eurozone, where the probabilities of rate cuts are much lower. As a result, we think holding above-average interest rate risk in the Antipodean countries is more attractive than holding it in the U.S. We think relative opportunities such as these are a better way to position portfolios than taking more outright interest rate risk.

That said, our argument is not about being bearish on interest rates. It is a more nuanced view that markets are too optimistic (or pessimistic, from an economic perspective) about central banks' willingness to ease. If we are right and global economic conditions turn out to be the right temperature, the pressure to dial up monetary easing will diminish, pushing government bond yields up a bit. In reality, we do not think this will amount to much and do not view interest rate management as the key to investment success in the months ahead.

What is likely to be key to performance, in our view, is managing exposure to credit and other non-government sectors. In these areas the macro backdrop will likely continue to be supportive, and if valuations were more attractive we would be more bullish and position the portfolio accordingly. However, we think valuations look average to modestly expensive in many sectors. We have therefore been adjusting the portfolio to seek to benefit from idiosyncratic opportunities and earn a yield advantage, without taking on too much systematic risk. In other words, our risk profile is modestly aggressive and focused on those situations, like those in Australia and New Zealand noted above, where we believe specific, idiosyncratic factors can justify a meaningful overweight position. Our positions in securitized credit, emerging markets, BBB rated and high yield exposures are being managed similarly.

We cannot avoid talking about outstanding risks, which remain aplenty, even if they look somewhat diminished. The list is actually lengthy: unresolved U.S.-China trade talks, upcoming U.S./European Union/Japan trade negotiations, Brexit, oil and, of course, the anticipated economy recovery in the second half of the year, which is still an expectation rather than a fact. Indeed, the global purchasing managers index continues to fall and has fallen continuously for several quarters. Stabilization is not the same as a tailwind, suggesting we are looking to be positioned to take advantage of any reversal of risk appetite and underperformance of risky assets.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 04/30/19
Corporate Bonds	33.3%
Sovereign	17.8
Asset-Backed Securities	15.2
Short-Term Investments	13.1
Mortgages — Other	11.2
Variable Rate Senior Loan Interests	3.9
Commercial Mortgage-Backed Securities	3.8
U.S. Treasury Securities	1.4
Collateralized Mortgage Obligations — Agency Collateral Series	0.3
Agency Fixed Rate Mortgages	0.0	**

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of April 30, 2019. Does not include open long/short futures contracts with a value of $144,551,698 and net unrealized depreciation of $209,434. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $1,682,739 and does not include open swap agreements with total unrealized depreciation of $602,651.

**  Amount is less than 0.05%.

LONG-TERM CREDIT ANALYSIS as of 04/30/19
AAA	8.5%
AA	2.3
A	16.6
BBB	21.0
BB	12.9
B or Below	15.3
Not Rated	23.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are stated as a percentage of total investments and all percentages for long-term credit analysis are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the "Adviser") has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. The Fund's "Adviser," Morgan Stanley Investment Management Inc., and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) derivatives, including interest rate-related derivatives and currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual

Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment on Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2019
Symbol	Class A Shares* (since 07/28/97) DINAX		Class L Shares** (since 07/28/97) DINCX	Class I Shares*** (since 07/28/97) DINDX	Class C Shares† (since 04/30/15) MSIPX		Class IS Shares†† (since 09/13/13) MGFOX	Class IR Shares††† (since 06/15/18) MFIRX
1 Year	3.77 –0.62[5]	%[4]	3.34 —%[4]	3.84 —%[4]	2.85 1.86[5]	%[4]	3.91 —%[4]	— —
5 Years	2.98[4] 2.09[5]		2.70[4] —	3.31[4] —	— —		3.32[4] —	— —
10 Years	6.89[4] 6.43[5]		6.47[4] —	7.19[4] —	— —		— —	— —
Since Inception	4.06[4] 3.85[5]		3.52[4] —	4.33[4] —	2.54[4] 2.54[5]		4.68[4] —	4.50 —%[4]
Gross Expense Ratio	0.93		1.16	0.65	1.65		0.56	13.16

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year is not annualized. Performance for Class A, Class L, Class I, Class C, Class IS and Class IR shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

***  Class I has no sales charge.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class IS has no sales charge.

†††  Class IR has no sales charge.

(1)  The Bloomberg Barclays Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old and new benchmark of the Fund. The old benchmark represented by the Bloomberg Barclays Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets with returns in unhedged USD) from the Fund's inception to December 31, 2016 and the new benchmark represented by the Bloomberg Barclays Global Aggregate (Hedged USD) Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Global Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Income Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/18 – 04/30/19.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/18	04/30/19	11/01/18 – 04/30/19
Class A
Actual (4.04% return)	$1,000.00	$1,040.40	$4.30
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.58	$4.26
Class L
Actual (3.72% return)	$1,000.00	$1,037.20	$5.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.29	$5.56
Class I
Actual (4.14% return)	$1,000.00	$1,041.40	$2.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.07	$2.76
Class C
Actual (3.68% return)	$1,000.00	$1,036.80	$7.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.06	$7.80
Class IS
Actual (4.18% return)	$1,000.00	$1,041.80	$2.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.36	$2.46
Class IR
Actual (4.17% return)	$1,000.00	$1,041.70	$2.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.36	$2.46

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.85%, 1.11%, 0.55%, 1.56%, 0.49% and 0.49% for Class A, Class L, Class I, Class C, Class IS and Class IR shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.86%, 1.12%, 0.56%, 1.57%, 0.50% and 9.36% for Class A, Class L, Class I, Class C, Class IS and Class IR shares, respectively.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (32.8%)
		Australia (1.9%)
		Basic Materials
	$1,275	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.40%	09/29/27	$1,186,507
		Consumer, Non-Cyclical
	950	Transurban Finance Co., Pty Ltd. (a)	3.375	03/22/27	910,987
	1,550	Woolworths Group Ltd. (a)	4.00	09/22/20	1,569,097
					2,480,084
		Energy
EUR	1,000	APT Pipelines Ltd.	2.00	03/22/27	1,179,647
	$1,200	APT Pipelines Ltd. (a)	4.20	03/23/25	1,233,073
	2,875	Santos Finance Ltd.	4.125	09/14/27	2,735,741
					5,148,461
		Finance
	1,375	Macquarie Group Ltd. (a)	4.15	03/27/24	1,406,099
		Industrials
EUR	1,300	Aurizon Network Pty Ltd.	3.125	06/01/26	1,620,951
		Total Australia			11,842,102
		Belgium (0.3%)
		Basic Materials
	1,000	Solvay Finance SA	5.118	(b)	1,222,716
	700	Solvay Finance SA	5.425	(b)	898,472
		Total Belgium			2,121,188
		Brazil (0.5%)
		Consumer, Non-Cyclical
	$1,225	Minerva Luxembourg SA (a)	5.875	01/19/28	1,142,410
		Energy
	1,780	Petrobras Global Finance BV	5.999	01/27/28	1,826,725
		Total Brazil			2,969,135
		Canada (0.6%)
		Basic Materials
	1,210	Eldorado Gold Corp. (a)	6.125	12/15/20	1,206,975
	1,000	IAMGOLD Corp. (a)	7.00	04/15/25	1,025,000
					2,231,975
		Consumer, Cyclical
	250	Mattamy Group Corp. (a)	6.50	10/01/25	255,625

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Energy
	$425	Baytex Energy Corp. (a)	5.125%	06/01/21	$427,125
		Industrials
	600	Bombardier, Inc. (a)	7.45	05/01/34	602,250
		Total Canada			3,516,975
		Chile (0.2%)
		Energy
	1,300	Geopark Ltd. (a)	6.50	09/21/24	1,319,500
		China (0.7%)
		Basic Materials
	575	Syngenta Finance N.V. (a)	4.441	04/24/23	590,496
		Communications
	2,100	Tencent Holdings Ltd. (a)	3.595	01/19/28	2,070,931
	945	Weibo Corp.	1.25	11/15/22	899,682
					2,970,613
		Energy
	1,000	Moss Creek Resources Holdings, Inc. (a)	7.50	01/15/26	920,000
		Total China			4,481,109
		Colombia (0.1%)
		Communications
	325	Millicom International Cellular SA	6.625	10/15/26	348,563
		Denmark (0.1%)
		Finance
	850	Danske Bank A/S (a)	5.00	01/12/22	874,448
		France (2.1%)
		Consumer, Non-Cyclical
EUR	500	Eurofins Scientific SE	4.875	(b)	590,437
	950	Europcar Mobility Group	4.125	11/15/24	1,101,450
					1,691,887
		Energy
	1,600	TOTAL SA	2.708	(b)	1,907,920
	$600	TOTAL SA, FP	0.50	12/02/22	637,530
					2,545,450

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Finance
EUR	1,500	AXA SA	3.25%		05/28/49	$1,779,220
	1,500	BNP Paribas SA	2.875		10/01/26	1,853,403
	$875	BPCE SA (a)	5.15		07/21/24	922,271
EUR	2,000	Credit Agricole Assurances SA	4.50		(b)	2,448,315
						7,003,209
		Industrials
	800	Airbus SE, AIR	0.00	(c)	07/01/22	1,172,270
		Utilities
	400	Electricite de France SA	5.00		(b)	486,102
		Total France				12,898,918
		Germany (1.5%)
		Consumer, Cyclical
	1,000	Volkswagen International Finance N.V.	4.625		(b)	1,205,199
		Consumer, Non-Cyclical
	$2,750	Bayer US Finance LLC (a)	3.00		10/08/21	2,734,311
EUR	900	Fresenius SE & Co., KGaA, FREG	0.00	(c)	01/31/24	986,799
						3,721,110
		Finance
	$1,550	Deutsche Bank AG	2.70		07/13/20	1,537,632
	2,625	Deutsche Bank AG	3.15		01/22/21	2,589,209
						4,126,841
		Total Germany				9,053,150
		India (0.5%)
		Communications
	1,150	Bharti Airtel International Netherlands BV (a)	5.35		05/20/24	1,201,643
	600	Bharti Airtel Ltd.	4.375		06/10/25	596,021
						1,797,664
		Energy
	1,600	ONGC Videsh Vankorneft Pte Ltd.	3.75		07/27/26	1,568,566
		Total India				3,366,230
		Ireland (0.1%)
		Industrials
	750	Park Aerospace Holdings Ltd. (a)	5.25		08/15/22	782,625

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Israel (0.2%)
		Consumer, Non-Cyclical
	$600	Teva Pharmaceutical Finance Netherlands III BV	2.20%	07/21/21	$576,696
	750	Teva Pharmaceutical Finance Netherlands III BV	6.75	03/01/28	773,765
		Total Israel			1,350,461
		Italy (1.6%)
		Communications
EUR	415	Telecom Italia Finance SA	7.75	01/24/33	609,078
		Finance
	1,100	Assicurazioni Generali SpA	10.125	07/10/42	1,554,482
	1,400	Intesa Sanpaolo SpA	1.125	07/14/25	1,640,862
	$1,000	Intesa Sanpaolo SpA (a)	6.50	02/24/21	1,047,112
	725	UniCredit SpA (a)	6.572	01/14/22	764,332
					5,006,788
		Utilities
	3,000	Enel Finance International N.V. (a)	4.25	09/14/23	3,073,532
EUR	1,300	Enel SpA	2.50	11/24/78	1,453,513
					4,527,045
		Total Italy			10,142,911
		Jamaica (0.1%)
		Communications
	$500	Digicel Ltd. (d)	6.00	04/15/21	442,750
		Japan (0.5%)
		Consumer, Non-Cyclical
	2,925	Takeda Pharmaceutical Co. Ltd. (a)	4.40	11/26/23	3,076,563
		Luxembourg (0.4%)
		Consumer, Non-Cyclical
EUR	600	Arena Luxembourg Finance Sarl	2.875	11/01/24	694,256
		Industrials
	$1,690	Intelsat Jackson Holdings SA	5.50	08/01/23	1,537,900
		Total Luxembourg			2,232,156
		Macau (0.2%)
		Consumer, Cyclical
	1,200	Sands China Ltd.	5.125	08/08/25	1,267,641

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Malaysia (0.4%)
		Consumer, Cyclical
	$2,600	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625%	04/16/29	$2,583,944
		Mexico (0.2%)
		Energy
EUR	1,300	Petroleos Mexicanos	2.50	08/21/21	1,490,535
		Netherlands (1.3%)
		Finance
	1,400	ASR Nederland N.V.	5.00	(b)	1,745,888
	1,625	Cooperatieve Rabobank UA	5.50	(b)	1,910,849
	$1,325	ING Bank N.V. (a)	5.80	09/25/23	1,447,599
EUR	1,200	NN Group	4.50	(b)	1,469,674
					6,574,010
		Technology
	$1,250	NXP Semiconductors N.V.	1.00	12/01/19	1,385,186
		Total Netherlands			7,959,196
		Portugal (0.2%)
		Utilities
EUR	1,000	EDP - Energias de Portugal SA	5.375	09/16/75	1,210,482
		South Africa (0.2%)
		Basic Materials
	$450	SASOL Financing USA LLC	5.875	03/27/24	477,809
	680	SASOL Financing USA LLC	6.50	09/27/28	746,277
		Total South Africa			1,224,086
		Spain (1.6%)
		Communications
	1,875	Telefonica Emisiones SA	4.103	03/08/27	1,923,643
EUR	300	Telefonica Europe BV	5.875	(b)	379,804
					2,303,447
		Energy
	1,000	Repsol International Finance BV	4.50	03/25/75	1,260,958
		Finance
	1,000	Banco Bilbao Vizcaya Argentaria SA	6.75	(b)	1,161,348
	1,500	Banco Santander SA	3.125	01/19/27	1,835,568

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$600	Banco Santander SA	6.375%		(b)	$601,140
EUR	1,400	CaixaBank SA	2.25		04/17/30	1,543,150
						5,141,206
		Utilities
	1,000	NorteGas Energia Distribucion SAU	2.065		09/28/27	1,157,166
		Total Spain				9,862,777
		Sweden (0.2%)
		Finance
	1,000	Intrum AB	3.125		07/15/24	1,110,871
		Switzerland (1.3%)
		Basic Materials
	$1,600	Glencore Funding LLC (a)	3.875		10/27/27	1,552,979
	800	Glencore Funding LLC, GLEN	0.00	(c)	03/27/25	741,600
						2,294,579
		Energy
	700	Noble Holding International Ltd. (d)	8.95		04/01/45	574,000
		Finance
	1,125	Credit Suisse Group Funding Guernsey Ltd.	4.55		04/17/26	1,186,275
	1,375	UBS AG	5.125		05/15/24	1,443,056
						2,629,331
		Industrials
CHF	1,300	Sika AG	0.15		06/05/25	1,401,277
		Technology
	$800	STMicroelectronics N.V., B	0.25		07/03/24	916,200
		Total Switzerland				7,815,387
		United Kingdom (1.7%)
		Consumer, Non-Cyclical
GBP	1,000	J Sainsbury PLC, SBRY	1.25		11/21/19	1,306,741
		Energy
	900	BP Capital Markets PLC	2.274		07/03/26	1,206,604
		Finance
EUR	1,500	Aviva PLC	3.875		07/03/44	1,819,996
GBP	1,500	Lloyds Banking Group PLC	2.25		10/16/24	1,957,194
EUR	900	Lloyds Banking Group PLC	6.375		(b)	1,056,047

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
GBP	500	Nationwide Building Society	6.875%	(b)	$657,498
	$1,425	Santander UK PLC (a)	5.00	11/07/23	1,484,494
					6,975,229
		Utilities
GBP	750	NGG Finance PLC	5.625	06/18/73	1,061,728
		Total United Kingdom			10,550,302
		United States (14.1%)
		Communications
EUR	700	AT&T, Inc.	1.80	09/05/26	833,578
GBP	800	AT&T, Inc.	2.90	12/04/26	1,069,724
	$1,000	AT&T, Inc.	4.25	03/01/27	1,038,958
	1,100	Booking Holdings, Inc. (d)	0.90	09/15/21	1,255,957
	743	Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	744,226
	900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/25	954,476
	750	CSC Holdings LLC	5.25	06/01/24	765,000
	907	Finisar Corp.	0.50	12/15/36	892,537
	2,080	Fox Corp. (a)	4.03	01/25/24	2,163,583
	700	Gray Television, Inc. (a)	5.125	10/15/24	714,000
	1,000	MDC Partners, Inc. (a)	6.50	05/01/24	850,000
	785	Palo Alto Networks, Inc. (a)	0.75	07/01/23	893,691
	1,765	Sprint Capital Corp.	6.875	11/15/28	1,694,400
	2,700	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738	09/20/29	2,757,375
					16,627,505
		Consumer Discretionary
	260	Lennar Corp.	4.75	11/29/27	266,357
		Consumer, Cyclical
	575	24 Hour Fitness Worldwide, Inc. (a)(d)	8.00	06/01/22	582,188
	927	American Axle & Manufacturing, Inc. (d)	6.50	04/01/27	937,253
	1,000	Century Communities, Inc.	5.875	07/15/25	997,500
	575	Enterprise Development Authority (The) (a)	12.00	07/15/24	592,250
	785	Ferrellgas LP/Ferrellgas Finance Corp.	6.75	01/15/22	698,650
	1,675	Ford Motor Credit Co., LLC	3.336	03/18/21	1,669,703
	1,875	General Motors Financial Co., Inc.	4.30	07/13/25	1,902,009
	500	Global Partners LP/GLP Finance Corp.	6.25	07/15/22	506,250
	425	Global Partners LP/GLP Finance Corp.	7.00	06/15/23	426,594

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$1,475	MGM Resorts International	5.50%	04/15/27	$1,524,781
3,904	Resort at Summerlin LP, B (e)(f)(g)(h)(i)(j)	1.00	12/31/40	—
1,000	Rite Aid Corp. (a)	6.125	04/01/23	853,750
1,050	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	6.125	08/15/21	1,065,750
600	Sonic Automotive, Inc.	5.00	05/15/23	600,000
750	Speedway Motorsports, Inc.	5.125	02/01/23	753,750
				13,110,428
	Consumer, Non-Cyclical
700	Acadia Healthcare Co., Inc.	5.125	07/01/22	706,125
1,425	Altria Group, Inc.	3.80	02/14/24	1,452,447
1,300	Conagra Brands, Inc.	4.85	11/01/28	1,382,424
2,125	CVS Health Corp.	3.70	03/09/23	2,156,106
825	Elanco Animal Health, Inc. (a)	3.912	08/27/21	839,367
1,600	HCA, Inc. (d)	4.50	02/15/27	1,644,798
1,050	Intercept Pharmaceuticals, Inc.	3.25	07/01/23	982,502
950	Ionis Pharmaceuticals, Inc.	1.00	11/15/21	1,223,625
925	Jazz Investments I Ltd.	1.875	08/15/21	920,953
850	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	4.875	04/15/20	850,000
925	Medco Health Solutions, Inc.	4.125	09/15/20	939,966
575	Tenet Healthcare Corp.	5.125	05/01/25	581,469
				13,679,782
	Energy
1,350	Concho Resources, Inc.	4.30	08/15/28	1,407,951
1,100	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	6.25	11/01/28	1,126,125
750	Rockies Express Pipeline LLC (a)	6.875	04/15/40	819,375
1,000	Sabine Pass Liquefaction LLC	5.625	02/01/21	1,037,797
				4,391,248
	Finance
975	Air Lease Corp.	3.375	06/01/21	981,686
375	Bank of America Corp.	6.11	01/29/37	452,039
2,000	Bank of America Corp., MTN	4.25	10/22/26	2,066,872
1,450	Brighthouse Financial, Inc., WI	3.70	06/22/27	1,341,950
500	Citigroup, Inc.	3.887	01/10/28	510,025
925	Citigroup, Inc.	5.50	09/13/25	1,021,850
1,800	Discover Financial Services	3.75	03/04/25	1,800,812
1,330	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	1,643,627

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,125	Hunt Cos., Inc. (a)	6.25%		02/15/26	$1,060,313
	900	Icahn Enterprises LP / Icahn Enterprises Finance Corp. (d)	6.375		12/15/25	940,500
	1,300	iStar, Inc.	6.50		07/01/21	1,329,250
	550	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	6.875		04/15/22	561,000
	1,125	JPMorgan Chase & Co.	4.125		12/15/26	1,165,740
	800	JPMorgan Chase Bank NA	0.00	(c)	12/30/20	943,306
	999	Kennedy-Wilson, Inc.	5.875		04/01/24	1,013,985
	1,000	Lions Gate Capital Holdings LLC (a)	5.875		11/01/24	1,025,000
	775	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. (a)	6.375		12/15/22	802,125
	575	Post Holdings, Inc. (a)	5.00		08/15/26	575,000
EUR	1,000	Prologis Euro Finance LLC	1.875		01/05/29	1,188,511
	$750	Provident Funding Associates LP/PFG Finance Corp. (a)	6.375		06/15/25	705,000
	1,075	Synchrony Bank	3.65		05/24/21	1,088,623
	1,525	Synchrony Financial	3.95		12/01/27	1,461,534
						23,678,748
		Industrials
EUR	500	BWAY Holding Co.	4.75		04/15/24	576,646
	500	BWAY Holding Co. (a)	4.75		04/15/24	576,646
	$600	CTP Transportation Products LLC/CTP Finance, Inc. (a)	8.25		12/15/19	589,500
	895	Grinding Media, Inc./Moly-Cop AltaSteel Ltd. (a)	7.375		12/15/23	879,337
	705	Kenan Advantage Group, Inc. (The) (a)(d)	7.875		07/31/23	687,375
	800	XPO Logistics, Inc. (a)	6.125		09/01/23	820,000
						4,129,504
		Technology
	831	Akamai Technologies, Inc. (a)	0.125		05/01/25	881,714
	1,000	Allscripts Healthcare Solutions, Inc.	1.25		07/01/20	987,032
	1,475	Dell International LLC/EMC Corp. (a)	4.00		07/15/24	1,492,124
EUR	1,000	International Business Machines Corp.	0.875		01/31/25	1,150,091
	790	IQVIA, Inc.	3.25		03/15/25	904,802
	$1,275	Nuance Communications, Inc.	1.00		12/15/35	1,191,846
	1,275	Splunk, Inc. (a)	0.50		09/15/23	1,455,110
	1,375	Verint Systems, Inc.	1.50		06/01/21	1,546,350
	1,339	Western Digital Corp. (a)	1.50		02/01/24	1,197,897
						10,806,966

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Utilities
	$310	Talen Energy Supply LLC	6.50%	06/01/25	$273,575
	300	Talen Energy Supply LLC (a)	10.50	01/15/26	313,500
					587,075
		Total United States			87,277,613
		Total Corporate Bonds (Cost $204,601,833)			203,171,618
		Sovereign (17.5%)
		Angola (0.1%)
	845	Angolan Government International Bond	8.25	05/09/28	886,702
		Argentina (0.3%)
	1,600	Provincia de Buenos Aires	7.875	06/15/27	1,072,000
	1,600	Provincia de Entre Rios Argentina (a)	8.75	02/08/25	1,038,240
		Total Argentina			2,110,240
		Australia (1.1%)
AUD	9,040	Australia Government Bond	2.75	11/21/28	6,913,586
		Bermuda (0.1%)
	$262	Bermuda Government International Bond (a)	4.854	02/06/24	280,668
		Brazil (0.8%)
BRL	5,700	Brazil Notas do Tesouro Nacional, F	10.00	01/01/25	1,541,987
	3,000	Brazil Notas do Tesouro Nacional, F	10.00	01/01/27	811,734
	9,800	Brazil Notas do Tesouro Nacional, F	10.00	01/01/29	2,660,673
		Total Brazil			5,014,394
		Croatia (0.3%)
EUR	1,400	Croatia Government International Bond	2.75	01/27/30	1,725,531
		Cyprus (0.3%)
	1,000	Cyprus Government International Bond	2.375	09/25/28	1,215,324
	250	Cyprus Government International Bond	2.75	06/27/24	311,303
	220	Cyprus Government International Bond	3.75	07/26/23	281,529
		Total Cyprus			1,808,156
		Ecuador (0.5%)
	$3,050	Ecuador Government International Bond	8.875	10/23/27	3,114,813

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Egypt (0.5%)
EUR	240	Egypt Government International Bond (a)	4.75%	04/11/25	$268,802
	2,000	Egypt Government International Bond (a)	4.75	04/16/26	2,204,622
	580	Egypt Government International Bond (a)	6.375	04/11/31	642,364
		Total Egypt			3,115,788
		Ghana (0.1%)
	$880	Ghana Government International Bond (a)	8.95	03/26/51	873,189
		Greece (2.0%)
EUR	3,100	Hellenic Republic Government Bond (a)	3.375	02/15/25	3,608,672
	3,500	Hellenic Republic Government Bond	3.75	01/30/28	4,092,295
	2,000	Hellenic Republic Government Bond (a)	3.875	03/12/29	2,339,271
	1,800	Hellenic Republic Government Bond (a)	4.375	08/01/22	2,189,408
		Total Greece			12,229,646
		Hungary (0.5%)
	1,600	Hungary Government International Bond	1.25	10/22/25	1,861,846
	$1,000	Hungary Government International Bond	5.375	03/25/24	1,101,888
		Total Hungary			2,963,734
		Indonesia (2.0%)
EUR	1,100	Indonesia Government International Bond	1.75	04/24/25	1,265,296
	$1,700	Indonesia Government International Bond (a)	5.875	01/15/24	1,883,180
IDR	40,721,000	Indonesia Treasury Bond	6.125	05/15/28	2,571,853
	30,270,000	Indonesia Treasury Bond	8.25	05/15/29	2,193,247
	$1,800	Pertamina Persero PT (a)	6.50	11/07/48	2,102,348
	840	Perusahaan Listrik Negara PT (a)	6.15	05/21/48	933,375
	1,200	Perusahaan Listrik Negara PT (a)	6.25	01/25/49	1,342,908
		Total Indonesia			12,292,207
		Mexico (1.9%)
MXN	81,000	Mexican Bonos	8.50	05/31/29	4,377,595
	107,000	Mexican Bonos, M	7.50	06/03/27	5,448,166
	$1,600	Petroleos Mexicanos (d)	4.875	01/18/24	1,595,840
		Total Mexico			11,421,601
		New Zealand (0.6%)
NZD	4,900	New Zealand Government Bond	3.00	04/20/29	3,598,181

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Nigeria (0.4%)
	$700	Africa Finance Corp. (a)(d)	4.375%	04/17/26	$702,352
	1,640	Nigeria Government International Bond (a)	9.248	01/21/49	1,789,584
		Total Nigeria			2,491,936
		Peru (1.0%)
PEN	17,400	Peruvian Government International Bond, (Units) (k)	8.20	08/12/26	6,343,114
		Poland (1.3%)
PLN	29,500	Republic of Poland Government Bond	2.25	04/25/22	7,803,742
		Qatar (0.2%)
	$1,330	Qatar Government International Bond	5.103	04/23/48	1,487,431
		Saudi Arabia (0.3%)
	1,640	Saudi Government International Bond (a)	5.25	01/16/50	1,783,585
		South Africa (0.9%)
	1,900	Eskom Holdings SOC Ltd.	7.125	02/11/25	1,926,683
ZAR	25,000	Republic of South Africa Government Bond	9.00	01/31/40	1,629,095
	30,000	South Africa Government Bond	8.00	01/31/30	1,938,627
		Total South Africa			5,494,405
		Spain (1.4%)
EUR	6,600	Spain Government Bond (a)	2.70	10/31/48	8,271,402
	400	Spain Government Bond (a)	3.45	07/30/66	567,915
		Total Spain			8,839,317
		Sri Lanka (0.1%)
	$870	Sri Lanka Government International Bond (a)	6.85	03/14/24	881,260
		Ukraine (0.8%)
	4,600	Ukraine Government International Bond (a)	9.75	11/01/28	4,710,814
		Total Sovereign (Cost $107,229,982)			108,184,040
		Agency Fixed Rate Mortgages (0.0%)
	1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50	10/01/32	823
		Federal National Mortgage Association, Conventional Pools:
	37		6.50	05/01/28 - 09/01/32	42,075
	4		7.00	07/01/31 - 11/01/32	4,183

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Government National Mortgage Association, Various Pools:
$11		7.50%		07/20/25	$11,775
39		8.00		02/15/22 - 05/15/30	41,383
	Total Agency Fixed Rate Mortgages (Cost $94,826)				100,239
	Asset-Backed Securities (15.0%)
1,170	ABFC Trust, 1 Month USD LIBOR + 1.05%	3.527	(l)	08/25/33	1,167,924
1,547	Accredited Mortgage Loan Trust, 1 Month USD LIBOR + 0.60%	3.077	(l)	04/25/34	1,531,544
650	American Credit Acceptance Receivables Trust (a)	5.02		12/10/24	656,455
700	American Homes 4 Rent (a)	5.885		04/17/52	741,103
1,500	American Homes 4 Rent Trust (a)	6.231		10/17/36	1,646,927
202	Asset-Backed Securities Corp. Home Equity Loan Trust, 1 Month USD LIBOR + 0.19%	2.667	(l)	03/25/36	195,577
500	Avant Loans Funding Trust (a)	5.00		11/17/25	505,762
161	Bayview Opportunity Master Fund Trust (a)	3.82		04/28/33	161,318
	Bear Stearns Asset Backed Securities Trust,
596	1 Month USD LIBOR + 0.40%	4.323	(l)	07/25/36	599,787
351		2.877	(l)	09/25/46	339,531
90	1 Month USD LIBOR + 0.32%	2.797	(l)	01/25/47	89,659
702	Bear Stearns Asset-Backed Securities I Trust, 1 Month USD LIBOR + 0.26%	2.737	(l)	10/25/36	647,925
1,406	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (a)	2.887	(l)	10/20/40	1,321,723
1,527	Chase Funding Loan Acquisition Trust	5.50		08/25/34	1,554,424
776	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (a)	3.887	(l)	03/20/43	776,511
800	Citigroup Mortgage Loan Trust, Inc., 1 Month USD LIBOR + 2.00% (a)	4.477	(l)	07/25/44	846,121
1,200	CLUB Credit Trust (a)	5.02		09/15/23	1,212,226
1,100	Conn's Receivables Funding LLC (a)	5.95		11/15/22	1,113,549
1,031	Consumer Loan Underlying Bond Credit Trust (a)	5.21		07/15/25	1,044,729
	DT Auto Owner Trust
600	(a)	4.94		02/17/26	608,850
1,100	(a)	5.33		11/17/25	1,126,999
1,200	(a)	5.42		03/17/25	1,226,389
580	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.00% (a)	3.477	(l)	11/25/30	582,122
1,904	Equity One Mortgage Pass-Through Trust, 1 Month USD LIBOR + 0.48%	2.957	(l)	07/25/34	1,812,813

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Exeter Automobile Receivables Trust
	$600	(a)	5.38%		07/15/25	$618,317
	600	(a)	5.43		08/15/24	618,195
	950	(a)	6.40		07/17/23	980,845
	750		5.20		01/15/26	769,097
		Finance of America Structured Securities Trust
	1,861	(a)	6.00	(l)	09/25/28	1,827,130
	2,200	(a)	5.682	(l)	04/25/29	2,203,300
	700	First Investors Auto Owner Trust (a)	5.36		01/15/25	729,075
		Flagship Credit Auto Trust
	500	(a)	5.10		05/15/25	508,853
	805	(a)	5.28		12/15/25	827,077
	550	GLS Auto Receivables Issuer Trust (a)	4.94		12/15/25	557,219
	1,250	GLS Auto Receivables Trust (a)	5.02		01/15/25	1,262,486
		GSAA Home Equity Trust
	200	1 Month USD LIBOR + 1.88%	4.352	(l)	12/25/34	202,809
	501		6.002		11/25/36	300,580
		Home Partners of America Trust
	1,400	1 Month USD LIBOR + 2.35% (a)	4.824	(l)	07/17/37	1,400,486
	1,000	1 Month USD LIBOR + 3.78% (a)	6.254	(l)	10/17/33	1,002,966
	1,400	1 Month USD LIBOR + 4.70% (a)	7.174	(l)	10/17/33	1,405,732
	450	InSite Issuer LLC (a)	6.414		11/15/46	459,804
		Invitation Homes Trust
	1,200	1 Month USD LIBOR + 2.00% (a)	4.473	(l)	06/17/37	1,205,143
	900	1 Month USD LIBOR + 2.00% (a)	4.474	(l)	07/17/37	902,051
	1,499	1 Month USD LIBOR + 2.25% (a)	4.724	(l)	12/17/36	1,500,773
	800	1 Month USD LIBOR + 2.25% (a)	4.724	(l)	07/17/37	793,834
	353	1 Month USD LIBOR + 2.50% (a)	4.974	(l)	03/17/37	352,834
	370	MASTR Specialized Loan Trust, 1 Month USD LIBOR + 0.35% (a)	2.827	(l)	05/25/37	311,270
	951	METAL LLC (Cayman Islands) (a)	4.581		10/15/42	953,036
	863	MFA LLC (a)	4.164		07/25/48	869,367
		Nationstar HECM Loan Trust
	700		5.06		07/25/28	711,564
	3,200	(a)	6.00	(l)	11/25/28	3,090,560
	521	Nationstar Home Equity Loan Trust, 1 Month USD LIBOR + 0.25%	2.727	(l)	04/25/37	521,555
	616	New Residential Mortgage LLC (a)	4.69		05/25/23	620,401
GBP	800	Newday Funding PLC (United Kingdom)	3.134		12/15/26	1,057,653
	$1,171	Newtek Small Business Loan Trust, 1 Month USD LIBOR + 1.70% (a)	4.177	(l)	02/25/44	1,171,464

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	NRZ Excess Spread-Collateralized Notes
$717	(a)	4.374%		01/25/23	$715,714
1,183	(a)	4.593		02/25/23	1,185,686
2,830	Oakwood Mortgage Investors, Inc.	7.405	(l)	06/15/31	897,665
	Ocwen Master Advance Receivables Trust
500	(a)	4.236		08/15/49	500,060
500	(a)	4.532		08/15/50	502,235
500	OnDeck Asset Securitization Trust LLC (a)	4.52		04/18/22	500,867
746	Option One Mortgage Loan Trust, 1 Month USD LIBOR + 0.80%	3.272	(l)	05/25/34	734,285
1,352	Ownit Mortgage Loan Trust, 1 Month USD LIBOR + 0.27%	2.747	(l)	03/25/37	1,285,086
	PNMAC GMSR Issuer Trust,
1,100	1 Month USD LIBOR + 2.35% (a)	4.827	(l)	04/25/23	1,101,375
800	1 Month USD LIBOR + 2.85% (a)	5.336	(l)	02/25/23	802,399
1,116	1 Month USD LIBOR + 2.65% (a)	5.127	(l)	08/25/25	1,120,801
890	Pretium Mortgage Credit Partners LLC (a)	4.826		09/25/58	900,512
	Progress Residential Trust
1,000	(a)	4.38		03/17/35	1,016,581
1,200	(a)	4.778		03/17/35	1,202,273
800	(a)	4.836		12/17/34	802,265
550	(a)	4.953		08/17/35	555,280
1,000	(a)	5.35		08/17/34	1,018,319
1,200	(a)	5.368		10/17/35	1,222,418
900	1 Month USD LIBOR + 4.22% (a)	6.694	(l)	01/17/34	902,056
750	Prosper Marketplace Issuance Trust	4.87		06/17/24	759,341
1,600	PRPM 2019-2 LLC (a)	3.967		04/25/24	1,599,999
497	PRPM LLC (a)	3.75	(l)	04/25/23	498,013
	RCO V Mortgage LLC
772	(a)	4.00		05/25/23	775,838
1,342	(a)	4.458		10/25/23	1,359,698
532	RMAT LP (a)	4.09		05/25/48	534,608
2,000	RMF Buyout Issuance Trust	6.00		11/25/28	1,915,000
1,600	Skopos Auto Receivables Trust (a)	4.77		04/17/23	1,605,615
	Stanwich Mortgage Loan Trust
957	(a)	4.016		05/16/23	960,694
1,122	(a)	4.50		10/18/23	1,131,017
630	Start Ltd. (Bermuda) (a)	4.089		05/15/43	632,869
	Tricon American Homes Trust
1,000	(a)	4.216		01/17/36	1,003,051
1,142	(a)	5.104		01/17/36	1,154,085

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$700	(a)	5.151%		09/17/34	$711,833
1,114	(a)	5.769		11/17/33	1,139,575
1,179	Truman Capital Mortgage Loan Trust, 1 Month USD LIBOR + 0.26% (a)	2.737	(l)	03/25/36	1,163,797
1,500	Upgrade Receivables Trust (a)	5.17		11/15/24	1,519,914
	Upstart Securitization Trust
1,100	(a)	5.59		03/20/25	1,118,630
800	(a)	6.35		06/20/24	816,685
	Veros Automobile Receivables Trust
1,300	(a)	3.98		04/17/23	1,293,375
1,000	(a)	5.74		08/15/25	1,012,713
806	VOLT LXXII LLC (a)	4.213		10/26/48	813,045
920	VOLT LXXIII LLC (a)	4.458		10/25/48	928,873
	Total Asset-Backed Securities (Cost $91,807,202)				92,659,589
	Collateralized Mortgage Obligations - Agency Collateral Series (0.3%)
	Federal Home Loan Mortgage Corporation
219	1 Month USD LIBOR + 5.05%	7.545	(l)	07/25/23	228,051
278	1 Month USD LIBOR + 5.25% (a)	7.745	(l)	07/25/26	295,698
	IO
12,000		1.764	(l)	01/25/41	696,043
	Federal National Mortgage Association,
	IO REMIC
1,635		1.717	(l)	10/25/39	73,317
1,261		1.868	(l)	03/25/44	62,507
603	6.55% - 1 Month USD LIBOR	4.073	(l)	08/25/41	82,035
1,754	Government National Mortgage Association, IO	3.765		12/20/42	290,588
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,377,407)				1,728,239
	Commercial Mortgage-Backed Securities (3.8%)
1,000	BBCMS Trust, 1 Month USD LIBOR + 3.75% (a)	6.223	(l)	08/15/27	999,791
681	BX Trust, 1 Month USD LIBOR + 1.98% (a)	4.448	(l)	09/15/37	673,678
1,200	CLNS Trust, 1 Month USD LIBOR + 3.50% (a)	5.984	(l)	06/11/32	1,207,070
1,000	COMM 2016-GCT Mortgage Trust (a)	3.577	(l)	08/10/29	980,265
	COMM Mortgage Trust
225	(a)	4.22	(l)	03/10/46	222,005
300		4.79		02/10/47	293,633

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$139	(a)	4.906	(l)%	07/15/47	$133,880
	473	(a)	5.062	(l)	11/10/46	462,207
	1,800	1 Month USD LIBOR + 3.25% (a)	5.723	(l)	02/13/32	1,804,556
		Commercial Mortgage Pass-Through Certificates
	335	(a)	4.79	(l)	02/10/47	325,366
		IO
	3,552		0.77	(l)	02/10/47	87,816
	850	Commercial Mortgage Trust (a)	6.608	(l)	06/10/36	838,616
	1,825	COOF Securitization Trust, IO (a)	2.888	(l)	10/25/40	130,372
	12,119	COOF Securitization Trust II, IO (a)	2.198	(l)	08/25/41	880,045
	31,675	GS Mortgage Securities Corp. II, IO (a)	0.61	(l)	10/10/32	494,916
	1,500	GS Mortgage Securities Trust (a)	4.671	(l)	11/10/47	1,295,752
	443	InTown Hotel Portfolio Trust, 1 Month USD LIBOR + 2.05% (a)	4.523	(l)	01/15/33	440,992
		JP Morgan Chase Commercial Mortgage Securities Trust
	1,000	1 Month USD LIBOR + 3.25% (a)	5.723	(l)	11/15/31	1,010,590
	800	1 Month USD LIBOR + 3.75% (a)	6.223	(l)	11/15/31	808,631
		IO
	5,428		1.157	(l)	07/15/47	162,917
		JPMBB Commercial Mortgage Securities Trust
	600	(a)	3.983	(l)	02/15/48	572,006
	136	(a)	4.115	(l)	09/15/47	128,935
	405	(a)	4.856	(l)	04/15/47	390,013
	1,200	(a)	7.509		11/15/47	1,207,194
	475	(a)	10.978		08/15/48	494,537
		IO
	3,658		1.171	(l)	08/15/47	151,741
		KGS-Alpha SBA COOF Trust,
		IO
	1,489	(a)	3.127	(l)	04/25/40	96,060
	1,405	(a)	4.041	(l)	07/25/41	169,302
	2,000	Natixis Commercial Mortgage Securities Trust (a)	4.556	(l)	02/15/39	2,009,551
	1,000	SG Commercial Mortgage Securities Trust (a)	4.66	(l)	02/15/41	950,489
GBP	1,000	Taurus 2018-2 UK DAC, 3 Month GBP LIBOR + 1.10% (United Kingdom)	1.994	(l)	05/22/28	1,293,597
	$900	Wells Fargo Commercial Mortgage Trust (a)	4.514	(l)	04/15/50	866,344
	803	WFCG Commercial Mortgage Trust, 1 Month USD LIBOR + 3.14% (a)	5.613	(l)	11/15/29	803,031

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		WFRBS Commercial Mortgage Trust
	$419	(a)	4.136	(l)%	10/15/57	$387,044
	541	(a)	5.195	(l)	09/15/46	522,091
		Total Commercial Mortgage-Backed Securities (Cost $22,901,919)				23,295,033
		Mortgages - Other (11.0%)
		Aggregator of Loans Backed by Assets PLC
GBP	400	1 Month GBP LIBOR + 2.10%	2.833	(l)	04/24/49	521,411
	1,000	1 Month GBP LIBOR + 2.70%	3.433	(l)	04/24/49	1,305,543
		Alternative Loan Trust
	$165	1 Month USD LIBOR + 0.18%	2.657	(l)	05/25/47	160,010
	392	1 Month USD LIBOR + 0.50%	2.977	(l)	10/25/35	320,460
	245		3.456	(l)	05/25/36	198,451
	185		3.559	(l)	10/25/35	159,206
	131		4.014	(l)	08/25/35	123,901
	31		5.50		02/25/36	27,059
	458		6.00		04/25/36	308,685
	236		6.00		07/25/37	203,279
		PAC
	24		5.50		02/25/36	20,796
	69		6.00		04/25/36	56,113
		American Home Mortgage Investment Trust
	231	(a)	6.60		01/25/37	93,959
		IO
	2,746		2.078		05/25/47	443,050
	168	Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%	3.127	(l)	07/25/46	137,805
	1,004	Banc of America Funding 2005-5 Trust	5.50		09/25/35	1,049,509
		Banc of America Funding Trust
	170		5.25		07/25/37	162,277
	91		6.00		07/25/37	82,070
		BCAP LLC Trust
	259	1 Month USD LIBOR + 0.18% (a)	2.666	(l)	07/26/35	264,167
	156	(a)	4.221	(l)	03/26/37	137,742
	487	Bear Stearns Structured Products, Inc. Trust	4.28	(l)	01/26/36	457,165
		Bear Stearns Trust
	375		3.852	(l)	05/25/36	353,605
	92		4.01	(l)	05/25/47	87,703
	1,630	Cascade Funding Mortgage Trust	4.00		10/25/68	1,600,402

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$137	Chase Mortgage Finance Trust, 1 Month USD LIBOR + 0.60%	3.077	(l)%	02/25/37	$73,745
	94	ChaseFlex Trust	6.50		02/25/35	92,365
		CHL Mortgage Pass-Through Trust
	343		4.356	(l)	09/25/34	323,964
	587		4.534	(l)	02/19/34	595,967
	323		5.50		05/25/34	331,866
	1,155	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	1,046,289
	165	Citigroup Mortgage Loan Trust	4.451	(l)	11/25/36	153,294
	500	COMM Mortgage Trust, 1 Month USD LIBOR + 4.25% (a)	6.723	(l)	02/13/32	501,984
		CSFB Mortgage-Backed Pass-Through Certificates
	673		6.50		12/25/33	712,859
	506		7.50		10/25/32	523,677
		CSMC Mortgage-Backed Trust
	948		5.587	(l)	04/25/37	416,629
	1,847		6.50		05/25/36	850,740
EUR	700	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.44	(l)	05/25/57	729,634
	581	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.49	(l)	04/17/41	613,636
	1,214	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(l)	08/02/50	1,196,254
GBP	863	Eurosail PLC, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.793	(l)	06/13/45	1,061,989
	1,235	Eurosail-UK 2007-4bl PLC, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.793	(l)	06/13/45	1,604,323
		Federal Home Loan Mortgage Corporation
	$1,444		3.00		12/25/46	1,403,150
	1,410		3.00		05/25/47	1,370,467
		GreenPoint Mortgage Funding Trust
	303	1 Month USD LIBOR + 0.16%	2.637	(l)	02/25/37	299,999
	215	1 Month USD LIBOR + 0.58%	3.057	(l)	02/25/36	214,213
EUR	1,242	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.05	(l)	08/28/39	1,277,948
		GSR Mortgage Loan Trust
	$188		4.418	(l)	03/25/37	168,086
	28		4.489	(l)	05/25/35	27,173
	1,193		4.958	(l)	12/25/34	1,183,651
	594	HarborView Mortgage Loan Trust	4.478	(l)	05/19/33	607,416

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	811	Hipocat 11 FTA, 3 Month EURIBOR + 0.13% (Spain)	0.00	(l)%	01/15/50	$845,303
	898	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(l)	03/22/44	926,630
		Impac CMB Trust
	$110	1 Month USD LIBOR + 0.75%	3.227	(l)	04/25/35	100,485
	451	1 Month USD LIBOR + 0.78%	3.257	(l)	10/25/35	433,476
		JP Morgan Alternative Loan Trust
	249		6.00		12/25/35	233,265
	3		6.00		08/25/36	2,805
EUR	1,430	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.031	(l)	09/16/48	1,440,545
		Lehman Mortgage Trust
	$33		5.50		11/25/35	31,496
	129		5.50		02/25/36	103,419
	412		6.50		09/25/37	243,915
	1,200	LHOME Mortgage Trust (a)	4.58		10/25/23	1,204,512
		Ludgate Funding PLC
EUR	1,283	3 Month EURIBOR + 0.42%	0.11	(l)	12/01/60	1,273,097
	1,211	3 Month EURIBOR + 0.85%	0.539	(l)	01/01/61	1,246,958
	692	3 Month EURIBOR + 1.10%	0.789	(l)	01/01/61	705,384
	432	Lusitano Mortgages No. 5 PLC, 3 Month EURIBOR + 0.26% (Portugal)	0.00	(l)	07/15/59	463,111
		Magnolia Finance XI DAC
	1,631	3 Month EURIBOR + 2.75% (a)	2.75	(l)	04/20/20	1,829,328
		IO
	1,631	(a)	0.25		04/20/20	1,189
GBP	1,000	Mansard Mortgages 2007-2 PLC, 3 Month GBP LIBOR + 0.80% (United Kingdom)	1.645	(l)	12/15/49	1,186,880
		Mansard Mortgages PLC
	630	3 Month GBP LIBOR + 1.10%	1.921	(l)	10/15/48	775,151
	651	3 Month GBP LIBOR + 2.00%	2.845	(l)	12/15/49	850,395
		MASTR Adjustable Rate Mortgages Trust
	$477	(a)	4.462	(l)	11/25/35	387,457
	328		4.737	(l)	02/25/36	322,619
		MASTR Alternative Loan Trust
	1,210		5.50		02/25/35	1,289,069
	1,293		6.00		05/25/33	1,373,084
	67	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 6.00%	6.00	(l)	06/25/36	64,146
	1,771	Merrill Lynch Mortgage Investors Trust, IO (a)	1.323	(l)	02/25/36	76,532

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)	COUPON RATE	MATURITY DATE	VALUE
		Moorgate Funding Ltd.
GBP	770	1 Month GBP LIBOR + 1.10%	1.834	(l)%	10/15/50	$1,004,603
	1,100	1 Month GBP LIBOR + 1.50%	2.234	(l)	10/15/50	1,435,039
	1,200	Mortgage Funding 2008-1 PLC, 3 Month GBP LIBOR + 3.20% (United Kingdom)	4.043	(l)	03/13/46	1,592,172
	$410	MortgageIT Trust, 1 Month USD LIBOR + 0.45%	2.927	(l)	10/25/35	408,882
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	231	1 Month USD LIBOR + 0.06%	2.537	(l)	10/25/36	200,945
	736		4.58	(l)	06/25/36	645,813
	2,148		5.755	(l)	06/25/36	1,029,918
GBP	1,000	Oncilla Mortgage Funding PLC, 3 Month GBP LIBOR + 1.90% (United Kingdom)	2.745	(l)	12/12/43	1,308,549
	966	Paragon Mortgages No. 13 PLC, 3 Month GBP LIBOR + 0.80% (United Kingdom)	1.621	(l)	01/15/39	1,171,091
		RALI Trust
	$116		6.00		04/25/36	108,656
	158		6.00		08/25/36	144,718
	453		6.00		11/25/36	410,594
	244		6.00		11/25/36	220,722
	50		6.00		01/25/37	45,174
		PAC
	64		6.00		04/25/36	59,644
		Reperforming Loan REMIC Trust
	331	(a)	6.50		03/25/35	333,816
	416	(a)	7.50		11/25/34	425,074
	776	Residential Asset Securitization Trust	6.00		05/25/36	753,175
		ResLoC UK PLC
EUR	921	3 Month EURIBOR + 0.45%	0.14	(l)	12/15/43	930,924
GBP	655	3 Month GBP LIBOR + 0.22%	1.065	(l)	12/15/43	790,247
	$742	RFMSI Series Trust	6.00		07/25/36	735,002
GBP	795	RMAC Securities No. 1 PLC, 3 Month GBP LIBOR + 0.47% (United Kingdom)	1.315	(l)	06/12/44	962,103
	1,200	Rochester Financing No 2 PLC, 3 Month GBP LIBOR + 3.25% (United Kingdom)	4.096	(l)	06/18/45	1,577,215
	$402	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	3.107	(l)	07/20/33	390,101
	173	STARM Mortgage Loan Trust	4.296	(l)	10/25/37	164,521

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Structured Adjustable Rate Mortgage Loan Trust
	$575		3.116	(l) %	11/25/34	$544,410
	58		4.084	(l)	06/25/37	58,367
	873		4.46	(l)	02/25/35	884,581
	1,005	Structured Asset Mortgage Investments II Trust	2.541	(l)	04/19/35	954,693
	1,861	Structured Asset Securities Corp., IO (a)	2.197	(l)	07/25/35	180,370
	1,797	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (a)	4.327	(l)	05/25/47	1,568,100
	1,824	TBW Mortgage-Backed Trust	6.50		07/25/36	1,209,037
EUR	1,500	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(l)	12/28/50	1,440,312
GBP	800	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	4.221	(l)	07/15/51	1,069,093
	$544	Wells Fargo Alternative Loan Trust	5.13	(l)	07/25/37	544,168
		Total Mortgages - Other (Cost $67,160,605)				68,367,766
		U.S. Treasury Securities (1.4%)
		U.S. Treasury Bonds
	7,000		3.125		05/15/48	7,253,203
	1,000		4.25		11/15/40	1,230,801
		Total U.S. Treasury Securities (Cost $8,322,850)				8,484,004
		Variable Rate Senior Loan Interests (3.8%)
	927	Albertsons, LLC, Term B7, 1 Month USD LIBOR + 3.00%	5.48		11/17/25	929,517
	1,485	American Airlines, Inc., Term B, 1 Month USD LIBOR + 2.00%	4.48	(m)	04/28/23	1,476,899
	1,229	Associated Asphalt Partners LLC, Term B, 1 Month USD LIBOR + 5.25%	7.73		04/05/24	1,217,258
	1,335	BJ's Wholesale Club, Inc., Term B, 1 Month USD LIBOR + 3.00%	5.47		02/03/24	1,343,601
	1,245	Commercial Vehicle Group, Inc., Term B, 1 Month USD LIBOR + 6.00%	10.50		04/12/23	1,245,206
	974	Dell International LLC, Term Loan, 1 Month USD LIBOR + 1.75%	4.24		09/07/21	973,942
	1,462	Gruden Acquisition, Inc., Term Loan, 3 Month USD LIBOR + 5.50%	8.10		08/18/22	1,458,644
	1,216	Hearthside Food Solutions, LLC, Term B, 1 Month USD LIBOR + 3.69%	6.17		05/23/25	1,194,025

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
EUR	992	Ineos US Finance LLC, Term B, 1 Month EURIBOR + 2.00% (Luxembourg)	2.50%	03/31/24	$1,106,612
	$1,234	Navistar International Corp., Term B, 1 Month USD LIBOR + 3.50%	5.99	11/06/24	1,237,307
	893	NCI Building Systems, Inc., Term Loan, 3 Month USD LIBOR + 3.75%	6.35	04/12/25	882,826
	451	Office Depot, Inc., Term B, 1 Month USD LIBOR + 5.25%	7.72	11/08/22	458,457
	821	Party City Holdings, Inc., Term Loan, 1 Month USD LIBOR + 2.50%	4.99	08/19/22	823,272
	1,489	Playa Resorts Holding BV, Term B, 1 Month USD LIBOR + 2.75%	5.23	04/29/24	1,469,742
	742	Rackspace Hosting, Inc., Term B, 3 Month USD LIBOR + 3.00%	5.74	11/03/23	705,009
	1,492	Reynolds Group Holdings, Inc., Term Loan, 1 Month USD LIBOR + 2.75%	5.23	02/05/23	1,497,150
	333	SAExploration Holdings, Inc., Term Loan, (h)	12.50	06/28/23	313,500
	767	Scientific Games International, Inc., Term B5, 1 Month USD LIBOR + 2.75%	5.23	08/14/24	766,395
	868	Shape Technologies Group, Inc., Term Loan, 3 Month USD LIBOR + 3.00%	5.49	04/21/25	859,753
	1,234	Surgery Center Holdings, Inc., Term Loan, 1 Month USD LIBOR + 3.25%	5.74	09/02/24	1,221,869
	638	Syncreon Global Finance, Inc., Term B, 3 Month USD LIBOR + 4.25% (Netherlands)	6.83	10/28/20	403,069
	792	Titan Acquisition Ltd., Term B, 1 Month USD LIBOR + 3.00% (Canada)	5.48	03/28/25	763,290
	1,188	Wells Enterprises, Inc., Term B, 1 Month USD LIBOR + 2.75%	5.23	03/29/25	1,190,970
		Total Variable Rate Senior Loan Interests (Cost $23,740,678)			23,538,313
		Short-Term Investments (13.6%)
		Sovereign (0.7%)
		Egypt Treasury Bills
EUR	12,275	(n)	17.461	09/10/19	675,188
	9,725	(n)	17.48	09/10/19	534,925
	29,000	(n)	16.851	10/01/19	1,589,017
	28,000	(n)	17.109	10/01/19	1,534,224
		Total Sovereign (Cost $4,264,472)			4,333,354

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Commercial Paper (0.5%)
$2,900	Enbridge, Inc. (o) (Cost $2,890,398)	3.046%	06/10/19	$2,890,398
	U.S. Treasury Securities (3.8%)
	U.S. Treasury Bills
9,500	(d)(n)	2.424	07/05/19	9,459,219
4,050	(n)(p)	2.494	08/22/19	4,019,932
10,000	U.S. Treasury Note (d)	1.00	08/31/19	9,950,586
	Total U.S. Treasury Securities (Cost $23,428,534)			23,429,737
NUMBER OF SHARES (000)
	Securities Held as Collateral on Loaned Securities (0.7%)
	Investment Company (0.7%)
4,504	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 8) (Cost $4,504,438)			4,504,438
	Investment Company (7.9%)
48,909	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 8) (Cost $48,909,240)			48,909,240
	Total Short-Term Investments (Cost $83,997,082)			84,067,167
	Total Investments (Cost $611,234,384) (q)(r)		99.2%	613,596,008
	Other Assets in Excess of Liabilities		0.8	5,252,648
	Net Assets		100.0%	$618,848,656

    Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

  EURIBOR  Euro Interbank Offered Rate.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  MTN  Medium Term Note.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2019.

  (c)  Capital appreciation bond.

  (d)  All or a portion of this security was on loan at April 30, 2019.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

  (e)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

  (f)  Issuer in bankruptcy.

  (g)  Non-income producing security; bond in default.

  (h)  Illiquid security.

  (i)  Acquired through exchange offer.

  (j)  At April 30, 2019, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (k)  Consists of one or more classes of securities traded together as a unit.

  (l)  Floating or variable rate securities: The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (m)  Unsettled Position. The contract rate does not take effect until settlement date.

  (n)  Rate shown is the yield to maturity at April 30, 2019.

  (o)  The rates shown are the effective yields at the date of purchase.

  (p)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

  (q)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

  (r)  At April 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,752,166 and the aggregate gross unrealized depreciation is $12,519,888, resulting in net unrealized appreciation of $3,232,278.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2019:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International		$3,601,074	NZD	5,396,403	05/01/19	$3,184
Bank of America NA	EUR	35,136		$39,188	05/02/19	(220)
Goldman Sachs International	EUR	782,441		$874,863	05/02/19	(2,723)
Barclays Bank PLC	MXN	100,435,859		$5,282,873	05/03/19	(15,006)
BNP Paribas SA		$152,262	EUR	135,777	05/03/19	26
JPMorgan Chase Bank NA	EUR	43,328		$48,622	05/06/19	12
Australia and New Zealand Banking Group		$3,791,755	AUD	5,322,702	06/28/19	(34,431)
Australia and New Zealand Banking Group		$7,522,175	AUD	10,573,257	06/28/19	(58,456)
Bank of America NA	EUR	85,109,960		$97,007,737	06/28/19	1,083,039
Bank of America NA	EUR	398,412		$451,273	06/28/19	2,236
Bank of America NA	GBP	94		$121	06/28/19	(2)
Bank of America NA	HUF	1,093,362,341		$3,929,424	06/28/19	128,132
Bank of America NA	PLN	29,283,934		$7,748,528	06/28/19	73,314
Bank of America NA	SEK	294,932		$32,222	06/28/19	1,026
Bank of America NA		$41,672	CAD	55,659	06/28/19	(64)
Bank of America NA		$39,379	EUR	35,136	06/28/19	222
Bank of America NA		$32,652	GBP	24,868	06/28/19	(126)
Bank of America NA		$1,106,691	HUF	313,171,123	06/28/19	(17,889)
Barclays Bank PLC	EUR	201,570		$229,163	06/28/19	1,979

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC	EUR	1,123		$1,270	06/28/19	$5
Barclays Bank PLC	HUF	810,000,000	EUR	2,507,297	06/28/19	(11,964)
Barclays Bank PLC	MXN	4,219,979		$217,641	06/28/19	(2,946)
Barclays Bank PLC	PLN	424,722		$111,398	06/28/19	80
Barclays Bank PLC		$58,754	EUR	52,083	06/28/19	(53)
Barclays Bank PLC		$2,804,163	EUR	2,507,297	06/28/19	21,731
Barclays Bank PLC		$2,874,837	HUF	828,053,682	06/28/19	4,057
Barclays Bank PLC		$5,235,397	MXN	100,435,859	06/28/19	14,591
BNP Paribas SA	BRL	4,547,954		$1,162,119	06/28/19	7,445
BNP Paribas SA	EUR	221,119		$249,928	06/28/19	711
BNP Paribas SA	EUR	208,006		$235,090	06/28/19	653
BNP Paribas SA	EUR	540,000		$610,412	06/28/19	1,795
BNP Paribas SA	EUR	222,621		$251,654	06/28/19	745
BNP Paribas SA	EUR	208,621		$236,202	06/28/19	1,072
BNP Paribas SA	EUR	399,384		$453,221	06/28/19	3,088
BNP Paribas SA	EUR	261,753		$297,851	06/28/19	2,838
BNP Paribas SA	EUR	135,777		$152,992	06/28/19	(38)
BNP Paribas SA	IDR	2,852,508,710		$199,184	06/28/19	475
BNP Paribas SA		$12,089	EUR	10,633	06/28/19	(105)
BNP Paribas SA		$56,002	EUR	49,250	06/28/19	(494)
BNP Paribas SA	ZAR	10,601,027		$733,468	06/28/19	(2,706)
Citibank NA	AUD	544,390		$390,216	06/28/19	5,928
Citibank NA	EUR	2,552,045	HUF	810,000,000	06/28/19	22,403
Citibank NA	EUR	223,533		$252,629	06/28/19	692
Citibank NA	MXN	3,985,718		$206,271	06/28/19	(2,071)
Citibank NA	MXN	274,247,225		$14,186,106	06/28/19	(149,358)
Citibank NA	PLN	391,860		$102,777	06/28/19	72
Citibank NA		$455,081	EUR	399,538	06/28/19	(4,775)
Citibank NA		$10,174	EUR	8,989	06/28/19	(42)
Citibank NA		$427,415	EUR	377,624	06/28/19	(1,807)
Citibank NA		$762,437	EUR	672,739	06/28/19	(4,214)
Citibank NA		$2,898,731	HUF	810,000,000	06/28/19	(82,604)
Citibank NA		$174,784	PLN	663,750	06/28/19	(817)
Goldman Sachs International	AUD	25,014,032		$17,807,489	06/28/19	149,952
Goldman Sachs International	CAD	3,428,585	MXN	49,505,000	06/28/19	36,856
Goldman Sachs International	CHF	1,357,595		$1,379,670	06/28/19	40,019
Goldman Sachs International	GBP	21,770,426		$28,854,523	06/28/19	379,836
Goldman Sachs International	NZD	5,396,403		$3,604,943	06/28/19	(3,085)
Goldman Sachs International	NZD	3,592,408		$2,485,828	06/28/19	83,949
Goldman Sachs International		$36,711	EUR	32,237	06/28/19	(377)
Goldman Sachs International		$879,116	EUR	782,441	06/28/19	2,748
Goldman Sachs International		$2,599,861	MXN	49,505,000	06/28/19	(12,134)
JPMorgan Chase Bank NA	BRL	4,719,490		$1,235,242	06/28/19	37,017
JPMorgan Chase Bank NA	CAD	4,247,978		$3,170,758	06/28/19	(4,777)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank NA	EUR	288,823		$328,536	06/28/19	$3,013
JPMorgan Chase Bank NA	EUR	589,063		$670,804	06/28/19	6,890
JPMorgan Chase Bank NA	EUR	401		$454	06/28/19	2
JPMorgan Chase Bank NA	EUR	758,873		$858,332	06/28/19	3,030
JPMorgan Chase Bank NA	IDR	25,702,617,934		$1,782,923	06/28/19	(7,545)
JPMorgan Chase Bank NA	PEN	9,420,000		$2,855,065	06/28/19	13,293
JPMorgan Chase Bank NA		$2,724,198	EUR	2,412,800	06/28/19	(4,809)
JPMorgan Chase Bank NA		$35,493	EUR	31,366	06/28/19	(141)
JPMorgan Chase Bank NA		$48,843	EUR	43,328	06/28/19	(10)
JPMorgan Chase Bank NA		$69,366	GBP	52,825	06/28/19	(273)
JPMorgan Chase Bank NA		$728,096	GBP	556,744	06/28/19	98
JPMorgan Chase Bank NA		$5,011	GBP	3,841	06/28/19	13
JPMorgan Chase Bank NA		$2,696,958	HUF	759,137,536	06/28/19	(57,665)
Royal Bank of Canada	HUF	385,000,000		$1,365,442	06/28/19	26,913
Royal Bank of Canada	HUF	422,000,000		$1,487,015	06/28/19	19,848
UBS AG	MXN	23,650,000		$1,222,556	06/28/19	(13,678)
UBS AG	MXN	22,700,000		$1,157,759	06/28/19	(28,817)
UBS AG	NZD	1,700,000		$1,158,057	06/28/19	21,439
Bank of America NA	EUR	7		$8	07/19/19	— @
HSBC Bank PLC	EUR	1,075,000		$1,220,650	07/19/19	6,903
State Street Bank and Trust Co.		$1,786,170	MXN	34,200,000	07/19/19	(4,409)
						$1,682,739

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2019:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 10 yr. Ultra Long Bond	159	Jun-19		$15,900	$20,953,218	$274,203
U.S. Treasury 30 yr. Bond	25	Jun-19		2,500	3,686,719	28,446
Short:
UK Long Gilt Bond	20	Jun-19	GBP	(2,000)	(3,320,506)	(13,822)
German Euro Bund	46	Jun-19	EUR	(4,600)	(8,528,942)	(18,605)
U.S. Treasury 10 yr. Note	105	Jun-19		$(10,500)	(12,985,547)	(95,530)
U.S. Treasury 5 yr. Note	288	Jun-19		(28,800)	(33,304,500)	(175,875)
U.S. Treasury 2 yr. Note	290	Jun-19		(58,000)	(61,772,266)	(208,251)
						$(209,434)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2019 (unaudited) continued

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at April 30, 2019:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/ RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT RECEIVED	UNREALIZED DEPRECIATION
Morgan Stanley & Co. LLC* CDX.NA.HY.31	NR	Buy	5.00%	Quarterly	12/20/23	$8,003	$(722,533)	$(476,213)	$(246,320)
Morgan Stanley & Co. LLC* ITRAXX.XO.31	NR	Buy	5.00	Quarterly	6/20/24	7,300	(1,013,763)	(843,330)	(170,433)
Morgan Stanley & Co. LLC* CDX.NA.HY.30	NR	Buy	5.00	Quarterly	6/20/23	6,475	(597,422)	(411,524)	(185,898)
							$(2,333,718)	$(1,731,067)	$(602,651)

  @  Amount is less than $0.50.

  †  Credit rating as issued by Standard & Poor's.

  *  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

  NR  Not rated.

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

CAD  Canadian Dollar.

CHF  Swiss Franc.

EUR  Euro.

GBP  British Pound.

HUF  Hungarian Forint.

IDR  Indonesian Rupiah.

MXN  Mexican Peso.

NZD  New Zealand Dollar.

PEN  Peruvian Nuevo Sol.

PLN  Polish Zloty.

SEK  Swedish Krona.

USD  United States Dollar.

ZAR  South African Rand.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities April 30, 2019 (unaudited)

Assets:
Investments in securities, at value (cost $557,820,706) (Including $26,405,426 for securities loaned)	$560,182,330
Investment in affiliate, at value (cost $53,413,678)	53,413,678
Total investments in securities, at value (cost $611,234,384)	613,596,008
Unrealized appreciation on open foreign currency forward exchange contracts	2,213,370
Cash (including foreign currency valued at $3,162,558 with a cost of $3,142,957)	3,162,436
Receivable for:
Investments sold	12,285,628
Interest	5,032,295
Shares of beneficial interest sold	553,061
Variation margin on open futures contracts	496,162
Dividends from affiliate	65,928
Foreign withholding taxes reclaimed	35,333
Securities lending income	3,964
Dividends	39
Prepaid expenses and other assets	168,034
Total Assets	637,612,258
Liabilities:
Collateral on securities loaned, at value	4,504,438
Unrealized depreciation on open foreign currency forward exchange contracts	530,631
Due to broker	2,810,000
Payable for:
Investments purchased	9,633,298
Shares of beneficial interest redeemed	648,335
Advisory fee	154,970
Dividends to shareholders	147,232
Trustees' fees	45,010
Transfer and sub transfer agent fees	44,973
Distribution fee	43,454
Administration fee	39,839
Variation margin on open swap agreements	4,497
Deferred capital gain country tax	55,141
Accrued expenses and other payables	101,784
Total Liabilities	18,763,602
Net Assets	$618,848,656
Composition of Net Assets:
Paid-in-capital	$619,993,402
Total Accumulated Loss	(1,144,746)
Net Assets	$618,848,656

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Assets and Liabilities April 30, 2019 (unaudited)

Class A Shares:
Net Assets	$91,706,703
Shares Outstanding (unlimited shares authorized, $0.01 par value)	16,449,506
Net Asset Value Per Share	$5.58
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$5.83
Class L Shares:
Net Assets	$5,684,891
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,020,022
Net Asset Value Per Share	$5.57
Class I Shares:
Net Assets	$319,896,284
Shares Outstanding (unlimited shares authorized, $0.01 par value)	56,695,704
Net Asset Value Per Share	$5.64
Class C Shares:
Net Assets	$28,008,237
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,030,876
Net Asset Value Per Share	$5.57
Class IS Shares:
Net Assets	$173,542,537
Shares Outstanding (unlimited shares authorized, $0.01 par value)	30,750,622
Net Asset Value Per Share	$5.64
Class IR Shares:
Net Assets	$10,004
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,771
Net Asset Value Per Share	$5.65

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2019 (unaudited)

Net Investment Income: Income
Interest (net of $170,274 foreign withholding tax)	$12,605,315
Dividends from affiliate (Note 8)	276,582
Income from securities loaned - net	36,491
Total Income	12,918,388
Expenses
Advisory fee (Note 4)	899,722
Distribution fee (Class A shares) (Note 5)	101,809
Distribution fee (Class B shares) (Note 5)*	779
Distribution fee (Class L shares) (Note 5)	14,722
Distribution fee (Class C shares) (Note 5)	136,467
Administration fee (Note 4)	224,930
Sub transfer agent fees and expenses (Class A shares)	33,718
Sub transfer agent fees and expenses (Class B shares)*	76
Sub transfer agent fees and expenses (Class L shares)	2,084
Sub transfer agent fees and expenses (Class I shares)	87,168
Sub transfer agent fees and expenses (Class C shares)	8,503
Professional fees	80,357
Custodian fees (Note 9)	52,863
Registration fees	50,859
Shareholder reports and notices	30,247
Transfer agent fees and expenses (Class A shares) (Note 6)	12,771
Transfer agent fees and expenses (Class B shares) (Note 6)*	856
Transfer agent fees and expenses (Class L shares) (Note 6)	1,434
Transfer agent fees and expenses (Class I shares) (Note 6)	8,765
Transfer agent fees and expenses (Class C shares) (Note 6)	1,862
Transfer agent fees and expenses (Class IS shares) (Note 6)	930
Transfer agent fees and expenses (Class IR shares) (Note 6)	433
Trustees' fees and expenses	9,839
Other	44,067
Total Expenses	1,805,261
Less: rebate from Morgan Stanley affiliated cash sweep (Note 8)	(19,465)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)*	(709)
Less: reimbursement of class specific expenses (Class IR shares) (Note 4)	(432)
Net Expenses	1,784,655
Net Investment Income	11,133,733

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2019 (unaudited)

Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	$(2,265,275)
Futures contracts	691,098
Swap agreements	(2,163,287)
Foreign currency forward exchange contracts	2,939,774
Foreign currency translation	(22,559)
Net Realized Loss	(820,249)
Change in Unrealized Appreciation (Depreciation) on:
Investments	14,995,372
Futures contracts	(871,030)
Swap agreements	(253,422)
Foreign currency forward exchange contracts	(1,920,085)
Foreign currency translation	80,491
Net Change in Unrealized Appreciation (Depreciation)	12,031,326
Net Gain	11,211,077
Net Increase	$22,344,810

*  All Class B shares were redeemed/converted to Class A shares as of April 30, 2019.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2019	FOR THE YEAR ENDED OCTOBER 31, 2018
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$11,133,733	$19,957,324
Net realized gain (loss)	(820,249)	10,123,160
Net change in unrealized appreciation (depreciation)	12,031,326	(22,776,765)
Net Increase	22,344,810	7,303,719
Dividends and Distributions to Shareholders:
Class A shares	(2,635,730)	(2,699,379)
Class B shares*	(6,570)	(7,655)
Class L shares	(187,212)	(222,741)
Class I shares	(9,752,057)	(8,950,984)
Class C shares	(780,493)	(630,673)
Class IS shares	(5,332,051)	(5,943,151)
Class IR shares	(331)	(155	)(a)
Total Dividends and Distributions to Shareholders	(18,694,444)	(18,454,738)
Net increase from transactions in shares of beneficial interest	55,757,316	32,652,212
Net Increase	59,407,682	21,501,193
Net Assets:
Beginning of period	559,440,974	537,939,781
End of Period	$618,848,656	$559,440,974

*  All Class B shares were redeemed/converted to Class A shares as of April 30, 2019.

(a)  For the period June 15, 2018 through October 31, 2018.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares, Class C shares, Class IS shares and Class IR shares. The seven classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, most Class B shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares, Class I shares, Class IS shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions. Effective February 28, 2019, Class B shares will generally convert to Class A shares approximately six years after the end of the calendar month in which the shares were purchased. As of the reporting period, all Class B shares were redeemed/converted to Class A shares.

The following is a summary of significant accounting policies:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

is generated from the earnings on the securities invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2019:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$26,405,426	(a)	$—	$(26,405,426	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $4,504,438, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $22,449,125 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards CodificationTM ("ASC") 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of April 30, 2019:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Corporate Bonds	$2,426,988	$—	$—	$—	$2,426,988
Sovereign	2,077,450	—	—	—	2,077,450
Total Borrowings	$4,504,438	$—	$—	$—	$4,504,438
Gross amount of recognized liabilities for securities lending transactions					$4,504,438

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2019:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$203,171,618	$—	†	$203,171,618	†
Sovereign	—	108,184,040	—		108,184,040
Agency Fixed Rate Mortgages	—	100,239	—		100,239
Asset-Backed Securities	—	92,659,589	—		92,659,589
Collateralized Mortgage Obligations — Agency Collateral Series	—	1,728,239	—		1,728,239
Commercial Mortgage-Backed Securities	—	23,295,033	—		23,295,033
Mortgages — Other	—	68,367,766	—		68,367,766
U.S. Treasury Securities	—	8,484,004	—		8,484,004
Variable Rate Senior Loan Interests	—	23,538,313	—		23,538,313
Total Fixed Income Securities	—	529,528,841	—	†	529,528,841	†
Short-Term Investments
Sovereign	—	4,333,354	—		4,333,354
Commercial Paper	—	2,890,398	—		2,890,398
U.S. Treasury Securities	—	23,429,737	—		23,429,737
Investment Company	53,413,678	—	—		53,413,678
Total Short-Term Investments	53,413,678	30,653,489	—		84,067,167
Foreign Currency Forward Exchange Contracts	—	2,213,370	—		2,213,370
Futures Contracts	302,649	—	—		302,649
Total Assets	53,716,327	562,395,700	—	†	616,112,027	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(530,631)	—		(530,631)
Futures Contracts	(512,083)	—	—		(512,083)
Credit Default Swap Agreements	—	(602,651)	—		(602,651)
Total Liabilities	(512,083)	(1,133,282)	—		(1,645,365)
Total	$53,204,244	$561,262,418	$—	†	$614,466,662	†

†  Includes one security which is valued at zero.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

CORPORATE BOND
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2019	$—	†

†  Includes one security valued at zero.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — The Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2019:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$302,649	(d)	Variation margin on open futures contracts	$(512,083	)(d)
Credit Risk	Variation margin on open swap agreements	—		Variation margin on open swap agreements	(602,651	)(d)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	2,213,370		Unrealized depreciation on open foreign currency forward exchange contracts	(530,631)
		$2,516,019			$(1,645,365)

(d)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2019 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$691,098	$—	$(1,787,686)
Credit Risk	—	—	(375,601)
Currency Risk	—	2,939,774	—
Total	$691,098	$2,939,774	$(2,163,287)

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(871,030)	$—	$615,980
Credit Risk	—	—	(869,402)
Currency Risk	—	(1,920,085)	—
Total	$(871,030)	$(1,920,085)	$(253,422)

At April 30, 2019, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(e)	ASSETS(f)	LIABILITIES(f)
Foreign Currency Forward Exchange Contracts	$2,213,370	$(530,631)

(e)  Excludes exchange-traded derivatives.

(f)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2019:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(g)	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$1,287,969	$(18,301)	$(1,269,668)	$0
Barclays Bank PLC	42,443	(29,969)	—	12,474
BNP Paribas SA	18,848	(3,343)	—	15,505
Citibank NA	29,095	(29,095)	—	0
Goldman Sachs International	696,544	(18,319)	(678,225)	0
HSBC Bank PLC	6,903	—	—	6,903
JPMorgan Chase Bank NA	63,368	(63,368)	—	0
Royal Bank of Canada	46,761	—	—	46,761
UBS AG	21,439	(21,439)	—	0
Total	$2,213,370	$(183,834)	$(1,947,893)	$81,643

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED(g)	NET AMOUNT (NOT LESS THAN $0)
Australia and New Zealand Banking Group	$92,887	$—	$—	$92,887
Bank of America NA	18,301	(18,301)	—	0
Barclays Bank PLC	29,969	(29,969)	—	0
BNP Paribas SA	3,343	(3,343)	—	0
Citibank NA	245,688	(29,095)	(216,593)	0
Goldman Sachs International	18,319	(18,319)	—	0
JPMorgan Chase Bank NA	75,220	(63,368)	—	11,852
State Street Bank and Trust Co.	4,409	—	—	4,409
UBS AG	42,495	(21,439)	—	21,056
Total	$530,631	$(183,834)	$(216,593)	$130,204

(g)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

For the six months ended April 30, 2019, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$211,692,318
Futures Contracts:
Average monthly notional value	$183,852,173
Swap Agreements:
Average monthly notional amount	$39,917,535

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.59% for Class B, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C, 0.57% for Class IS and 0.57% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2019, $1,141 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. As of the reporting period, all Class B shares were redeemed/converted to Class A shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2019, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2019, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,498, $12 and $1,143, respectively, and received $50,711 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2019		FOR THE YEAR ENDED OCTOBER 31, 2018
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	4,733,260	$26,165,354	5,857,797	$33,036,038
Conversion from Class B	55,287	304,844	42,493	240,009
Reinvestment of dividends	447,344	2,438,552	447,981	2,519,793
Redeemed	(3,518,977)	(19,331,728)	(5,574,139)	(31,336,517)
Net increase — Class A	1,716,914	9,577,022	774,132	4,459,323
CLASS B SHARES*
Exchanged	21,400	118,522	24,458	139,566
Conversion to Class A	(54,987)	(304,844)	(42,296)	(240,009)
Reinvestment of dividends	1,054	5,748	987	5,581
Redeemed	(8,160)	(45,462)	(7,314)	(41,437)
Net decrease — Class B	(40,693)	(226,036)	(24,165)	(136,299)
CLASS L SHARES
Exchanged	—	—	60,456	342,628
Reinvestment of dividends	33,199	180,731	38,449	216,346
Redeemed	(168,752)	(923,319)	(403,986)	(2,271,368)
Net decrease — Class L	(135,553)	(742,588)	(305,081)	(1,712,394)
CLASS I SHARES
Sold	21,183,656	118,156,414	27,465,462	156,688,061
Reinvestment of dividends	1,542,247	8,514,770	1,386,739	7,883,507
Redeemed	(18,189,373)	(100,519,566)	(14,498,468)	(82,637,515)
Net increase — Class I	4,536,530	26,151,618	14,353,733	81,934,053
CLASS C SHARES
Sold	868,792	4,747,925	1,553,681	8,737,864
Reinvestment of dividends	138,368	752,760	108,017	606,436
Redeemed	(810,612)	(4,442,959)	(942,276)	(5,297,341)
Net increase — Class C	196,548	1,057,726	719,422	4,046,959
CLASS IS SHARES
Sold	2,702,806	15,000,571	2,890,731	16,614,000
Reinvestment of dividends	965,130	5,331,775	1,043,392	5,942,791
Redeemed	(70,674)	(392,833)	(13,614,341)	(78,506,221)
Net increase (decrease) — Class IS	3,597,262	19,939,513	(9,680,218)	(55,949,430)

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2019		FOR THE YEAR ENDED OCTOBER 31, 2018
	(unaudited)
	SHARES	AMOUNT	SHARES		AMOUNT
CLASS IR SHARES
Sold	—	$—	1,761	(a)	$10,000	(a)
Reinvestment of dividends	10	61	—		—
Net increase — Class IR	10	61	1,761		10,000
Net increase in Fund	9,871,018	$55,757,316	5,839,584		$32,652,212

*  All Class B shares were redeemed/converted to Class A shares as of April 30, 2019.

(a)  For the period June 15, 2018 through October 31, 2018.

8. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2019, aggregated $275,889,787 and $269,430,439, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $32,739,368 and $28,259,121, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2019, advisory fees paid were reduced by $19,465 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended April 30, 2019 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE OCTOBER 31, 2018	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2019
Liquidity Funds	$40,800,604	$192,515,824	$179,902,750	$276,582	$—	$—	$53,413,678

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2019, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $1,062. At April 30, 2019, the Fund had an accrued pension liability of $45,010, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

9. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 DISTRIBUTIONS PAID FROM:	2017 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	ORDINARY INCOME	PAID-IN-CAPITAL
$18,454,738	$13,326,282	$4,823,739

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to gains/losses on paydowns, swaps and foreign currency, tax adjustments on debt securities sold by the Fund, a nondeductible expense and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2018:

TOTAL DISTRIBUTABLE EARNINGS (LOSS)	PAID-IN-CAPITAL
$44,381,674	$(44,381,674)

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

At October 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$9,111,461	$—

At October 31, 2018, the Fund had available for federal income tax purposes unused short-term capital losses of $32,184 that do not have an expiration date.

During the year ended October 31, 2018, capital loss carryforwards of $44,367,385 expired for federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2018, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $6,681,497.

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended April 30, 2019, the Fund did not have any borrowings under the Facility.

12. Other

At April 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 32.0%.

13. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2019 (unaudited) continued

fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

14. Accounting Pronouncement

In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.54		$5.66		$5.49		$5.51		$5.77		$5.65
Income (loss) from investment operations:
Net investment income(2)	0.10		0.19		0.20		0.19		0.18		0.22
Net realized and unrealized gain (loss)	0.12		(0.13)		0.16		0.01		(0.21)		0.11
Total income (loss) from investment operations	0.22		0.06		0.36		0.20		(0.03)		0.33
Less distributions from:
Net investment income	(0.18)		(0.18)		(0.14)		(0.22)		(0.23)		(0.21)
Paid-in-capital	—		—		(0.05)		—		—		—
Total distributions	(0.18)		(0.18)		(0.19)		(0.22)		(0.23)		(0.21)
Net asset value, end of period	$5.58		$5.54		$5.66		$5.49		$5.51		$5.77
Total Return(3)	4.04	%(8)	1.05%		6.66%		3.72%		(0.53)%		5.91%
Ratios to Average Net Assets:
Net expenses	0.85	%(4)(9)	0.89	%(4)(5)	0.90	%(4)	0.88	%(4)(6)	1.04	%(4)	1.16	%(4)(5)
Net investment income	3.74	%(4)(9)	3.45	%(4)(5)	3.66	%(4)	3.46	%(4)(6)	3.16	%(4)	3.72	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.01%		0.01%		0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$91,707		$81,598		$78,970		$87,515		$112,333		$106,612
Portfolio turnover rate	52	%(8)	89%		84%		120%		102%		83%

  (1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.93%	3.41%
October 31, 2014	1.20	3.68

  (6)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.90%	3.44%

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.54		$5.66		$5.49		$5.51		$5.77		$5.65
Income (loss) from investment operations:
Net investment income(2)	0.10		0.18		0.19		0.17		0.17		0.20
Net realized and unrealized gain (loss)	0.10		(0.13)		0.16		0.01		(0.21)		0.12
Total income (loss) from investment operations	0.20		0.05		0.35		0.18		(0.04)		0.32
Less distributions from:
Net investment income	(0.17)		(0.17)		(0.13)		(0.20)		(0.22)		(0.20)
Paid-in-capital	—		—		(0.05)		—		—		—
Total distributions	(0.17)		(0.17)		(0.18)		(0.20)		(0.22)		(0.20)
Net asset value, end of period	$5.57		$5.54		$5.66		$5.49		$5.51		$5.77
Total Return(3)	3.72	%(8)	0.81%		6.41%		3.48%		(0.73)%		5.63%
Ratios to Average Net Assets:
Net expenses	1.11	%(4)(9)	1.13	%(4)(5)	1.13	%(4)	1.11	%(4)(6)	1.25	%(4)	1.42	%(4)(5)
Net investment income	3.50	%(4)(9)	3.22	%(4)(5)	3.42	%(4)	3.23	%(4)(6)	2.94	%(4)	3.46	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$5,685		$6,399		$8,263		$9,909		$12,834		$9,275
Portfolio turnover rate	52	%(8)	89%		84%		120%		102%		83%

  (1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class L shares.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Calculated based on the net asset value as of the last business day of the period.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	1.16%	3.19%
October 31, 2014	1.44	3.44

  (6)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.13%	3.21%

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.60		$5.72		$5.55		$5.57		$5.82		$5.71
Income (loss) from investment operations:
Net investment income(2)	0.11		0.21		0.22		0.21		0.18		0.23
Net realized and unrealized gain (loss)	0.12		(0.13)		0.16		0.00	(3)	(0.18)		0.11
Total income (loss) from investment operations	0.23		0.08		0.38		0.21		(0.00	)(3)	0.34
Less distributions from:
Net investment income	(0.19)		(0.20)		(0.16)		(0.23)		(0.25)		(0.23)
Paid-in-capital	—		—		(0.05)		—		—		—
Total distributions	(0.19)		(0.20)		(0.21)		(0.23)		(0.25)		(0.23)
Net asset value, end of period	$5.64		$5.60		$5.72		$5.55		$5.57		$5.82
Total Return(4)	4.14	%(8)	1.34%		6.93%		4.00%		(0.17)%		6.19%
Ratios to Average Net Assets:
Net expenses	0.55	%(5)(9)	0.59	%(5)(6)	0.57	%(5)	0.57	%(5)(7)	0.69	%(5)	0.80	%(5)(6)
Net investment income	4.05	%(5)(9)	3.74	%(5)(6)	3.99	%(5)	3.77	%(5)(7)	3.18	%(5)	3.88	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$319,896		$292,269		$216,306		$173,507		$134,841		$29,761
Portfolio turnover rate	52	%(8)	89%		84%		120%		102%		83%

  (1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class I shares.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Amount is less than $0.005.

  (4)  Calculated based on the net asset value as of the last business day of the period.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.65%	3.68%
October 31, 2014	0.86	3.82

  (7)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.60%	3.74%

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,						PERIOD FROM APRIL 30, 2015(2) TO
	APRIL 30, 2019		2018		2017		2016(1)		OCTOBER 31, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.53		$5.65		$5.49		$5.51		$5.73
Income (loss) from investment operations:
Net investment income(3)	0.08		0.15		0.16		0.15		0.03
Net realized and unrealized gain (loss)	0.12		(0.13)		0.15		0.01		(0.17)
Total income (loss) from investment operations	0.20		0.02		0.31		0.16		(0.14)
Less distributions from:
Net investment income	(0.16)		(0.14)		(0.10)		(0.18)		(0.08)
Paid-in-capital	—		—		(0.05)		—		—
Total distributions	(0.16)		(0.14)		(0.15)		(0.18)		(0.08)
Net asset value, end of period	$5.57		$5.53		$5.65		$5.49		$5.51
Total Return(4)	3.68	%(9)	0.34%		5.76%		3.03%		(2.48	)%(9)
Ratios to Average Net Assets:
Net expenses	1.56	%(5)(10)	1.61	%(5)(6)	1.58	%(5)	1.58	%(5)(7)	1.74	%(5)(10)
Net investment income	3.03	%(5)(10)	2.73	%(5)(6)	2.98	%(5)	2.76	%(5)(7)	1.22	%(5)(10)
Rebate from Morgan Stanley affiliate	0.01	%(10)	0.01%		0.01%		0.01%		0.00	%(8)(10)
Supplemental Data:
Net assets, end of period, in thousands	$28,008		$26,741		$23,255		$21,673		$10,269
Portfolio turnover rate	52	%(9)	89%		84%		120%		102%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class C shares.

(2)  Commencement of Offering.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	1.65%	2.69%

(7)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.61%	2.73%

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.61		$5.72		$5.55		$5.57		$5.83		$5.71
Income (loss) from investment operations:
Net investment income(2)	0.11		0.22		0.23		0.21		0.21		0.18
Net realized and unrealized gain (loss)	0.11		(0.13)		0.15		0.01		(0.22)		0.17
Total income (loss) from investment operations	0.22		0.09		0.38		0.22		(0.01)		0.35
Less distributions from:
Net investment income	(0.19)		(0.20)		(0.16)		(0.24)		(0.25)		(0.23)
Paid-in-capital	—		—		(0.05)		—		—		—
Total distributions	(0.19)		(0.20)		(0.21)		(0.24)		(0.25)		(0.23)
Net asset value, end of period	$5.64		$5.61		$5.72		$5.55		$5.57		$5.83
Total Return(3)	4.18	%(8)	1.40%		6.99%		4.07%		(0.13)%		6.21%
Ratios to Average Net Assets:
Net expenses	0.49	%(4)(9)	0.53	%(4)(5)	0.51	%(4)	0.49	%(4)(6)	0.64	%(4)	0.66	%(4)(5)
Net investment income	4.10	%(4)(9)	3.82	%(4)(5)	4.05	%(4)	3.85	%(4)(6)	3.60	%(4)	3.06	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.01%		0.01%		0.00	%(7)	0.02%
Supplemental Data:
Net assets, end of period, in thousands	$173,543		$152,197		$210,777		$195,039		$63,680		$40,579
Portfolio turnover rate	52	%(8)	89%		84%		120%		102%		83%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class IS shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.56%	3.79%
October 31, 2014	0.97	2.75

(6)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.53%	3.81%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2019		PERIOD FROM JUNE 15, 2018(1) TO OCTOBER 31, 2018
	(unaudited)
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.61		$5.68
Income (loss) from investment operations:
Net investment income(2)	0.11		0.05
Net realized and unrealized gain (loss)	0.12		(0.03)
Total income from investment operations	0.23		0.02
Less distributions from:
Net investment income	(0.19)		(0.09)
Net asset value, end of period	$5.65		$5.61
Total Return(3)	4.17	%(6)	0.31	%(6)
Ratios to Average Net Assets:
Net expenses	0.49	%(4)(5)(7)	0.53	%(4)(5)(7)
Net investment income	4.07	%(4)(5)(7)	3.75	%(4)(5)(7)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.01	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$10		$10
Portfolio turnover rate	52	%(6)	89%

(1)  Commencement of Offering.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2019	9.36%	(4.80)%
October 31, 2018	13.16	(8.88)

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer
Timothy J. Knierim
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary
Michael J. Key
Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2019 Morgan Stanley

DINSAN
2553230 EXP. 06.30.20

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 18, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 18, 2019